FEDERATED MANAGED ALLOCATION PORTFOLIOS
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086

February 2, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              Federated Managed Allocation Portfolios (the “Registrant”)
Federated Balanced Allocation Fund
Federated Target ETF Funds
1933 Act File No. 33-51247
1940 Act File No. 811-7129

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 31 on January 29, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd Zerega
Todd Zerega
Assistant Secretary